Income Tax (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Pretax income for computation of income tax provision
The pre-tax income on which the provision for income taxes was computed is as follows:

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
	(In millions)
Domestic	$767.2	$779.3	$477.1
Foreign	7.0	29.7	240.4
Total	$774.2	$809.0	$717.5

Current and deferred provisions of income tax expense (benefits)
Income tax expense (benefit) includes the following current and deferred provisions:

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
	(In millions)
Current:
Federal	$16.0	$7.5	$(51.3)
State	3.9	24.6	9.6
Foreign	24.0	38.7	(100.8)
Total current tax expense (benefit)	$43.9	$70.8	$(142.5)
Deferred:
Federal	$72.6	$86.9	$87.0
State	3.9	5.2	14.7
Foreign	(21.0)	(24.2)	26.1
Total deferred tax expense (benefit)	$55.5	$67.9	$127.8
Total income tax expense (benefit) from continuing operations	$99.4	$138.7	$(14.7)

Computation of effective income tax rate
Our income tax expense varies from the amount expected by applying the statutory federal corporate tax rate to income as follows:

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefits	1.6%	2.0%	2.0%
Effect of foreign tax rates	(21.4)%	(20.2)%	(21.7)%
Effect of foreign tax law and rate changes	(0.4)%	0.7%	(2.7)%
Effect of unrecognized tax benefits	(1.1)%	0.8%	(18.8)%
Other, net	(0.9)%	(1.2)%	4.2%
Effective tax rate	12.8%	17.1%	(2.0)%

Composition of deferred tax assets and liabilities
Our deferred tax assets and liabilities are composed of the following:

	As of
	December 31, 2011	December 25, 2010
	(In millions)
Current deferred tax assets:
Compensation related obligations	$3.5	$0.6
Accrued liabilities and other	47.3	46.5
Tax credit carryforward	—	5.4
Valuation allowance	(6.1)	—
Other	2.2	0.2
Total current deferred tax assets	46.9	52.7
Current deferred tax liabilities:
Partnership investments	192.6	259.3
Balance sheet reserves and accruals	4.0	13.0
Total current deferred tax liabilities	196.6	272.3
Net current deferred tax assets(1)	—	—
Net current deferred tax liabilities(1)	$149.7	$219.6

	As of
	December 31, 2011	December 25, 2010
	(In millions)
Non-current deferred tax assets:
Compensation related obligations	$12.7	$20.0
Postretirement benefits	191.5	149.9
Foreign exchange losses	152.0	212.1
Convertible debt	1.0	1.3
Tax loss carryforwards	32.5	79.9
Intercompany financing	13.2	14.9
Partnership investments	13.1	23.0
Accrued liabilities and other	21.8	20.5
Valuation allowance	(22.5)	(39.0)
Total non-current deferred tax assets	415.3	482.6
Non-current deferred tax liabilities:
Fixed assets	117.8	119.8
Partnership investments	19.8	49.7
Intangibles	579.5	589.1
Other	3.9	2.5
Total non-current deferred tax liabilities	721.0	761.1
Net non-current deferred tax asset(1)	$—	$—
Net non-current deferred tax liability(1)	$305.7	$278.5

(1)	Our net deferred tax assets and liabilities are presented and composed of the following:

	As of
	December 31, 2011	December 25, 2010
	(In millions)
Domestic net current deferred tax liabilities	$161.3	$152.6
Foreign net current deferred tax assets	11.6	—
Foreign net current deferred tax liabilities	—	67.0
Net current deferred tax liabilities	$149.7	$219.6
Domestic net non-current deferred tax assets	$149.9	$188.2
Foreign net non-current deferred tax liabilities	455.6	466.7
Net non-current deferred tax liabilities	$305.7	$278.5

Summary of Income Tax Contingencies
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
	(In millions)
Balance at beginning of year	$84.9	$72.3	$206.1
Additions for tax positions related to the current year	9.6	6.9	26.0
Additions for tax positions of prior years	4.3	6.5	1.8
Reductions for tax positions of prior years	(0.1)	(1.0)	(74.1)
Settlements	(1.5)	(0.8)	(11.4)
Release due to statute expiration	(25.6)	(1.6)	(92.1)
Foreign currency adjustment	(0.9)	2.6	16.0
Balance at end of year	$70.7	$84.9	$72.3